UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/16 (Unaudited)

MORTGAGE-BACKED SECURITIES (49.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (19.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.961%, 4/15/37			$56,067	$87,436
IFB Ser. 2979, Class AS, 21.692%, 3/15/34			2,395	2,477
IFB Ser. 3072, Class SM, 21.216%, 11/15/35			91,554	133,925
IFB Ser. 3249, Class PS, 19.952%, 12/15/36			56,696	80,185
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,485,790	314,245
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			828,365	154,407
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			3,434,580	570,999
Ser. 4462, IO, 4.00%, 4/15/45			1,377,146	262,140
Ser. 4425, IO, 4.00%, 1/15/45			4,443,928	816,572
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			2,811,232	615,941
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			2,145,335	331,306
Ser. 4062, Class DI, IO, 4.00%, 9/15/39			4,069,573	482,104
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			6,918,316	1,139,654
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			4,410,532	748,467
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			3,958,984	539,966
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			2,671,625	355,235
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			2,439,691	324,396
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			1,301,314	155,334
Ser. 304, Class C37, IO, 3.50%, 12/15/27			1,521,371	182,912
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			5,486,013	595,781
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			2,360,493	249,032
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			1,501,179	112,471
FRB Ser. 57, Class 1AX, IO, 0.373%, 7/25/43			1,739,048	18,608
Ser. 3326, Class WF, zero %, 10/15/35			1,123	833

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 35.363%, 7/25/36			85,756	158,537
IFB Ser. 07-53, Class SP, 21.428%, 6/25/37			78,672	117,095
IFB Ser. 08-24, Class SP, 20.511%, 2/25/38			74,502	105,091
IFB Ser. 05-75, Class GS, 17.982%, 8/25/35			60,813	80,188
IFB Ser. 05-83, Class QP, 15.428%, 11/25/34			93,874	117,652
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			3,707,449	892,270
Ser. 374, Class 6, IO, 5.50%, 8/25/36			134,266	30,277
IFB Ser. 13-18, Class SB, IO, 5.394%, 10/25/41			1,295,075	174,576
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42			1,907,138	378,802
Ser. 378, Class 19, IO, 5.00%, 6/25/35			418,381	76,878
Ser. 15-16, Class MI, IO, 4.50%, 4/25/45			2,264,815	461,456
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			645,965	150,886
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			4,136,118	531,491
Ser. 409, Class 81, IO, 4.50%, 11/25/40			2,033,225	396,276
Ser. 409, Class 82, IO, 4.50%, 11/25/40			2,186,490	431,394
Ser. 366, Class 22, IO, 4.50%, 10/25/35			94,491	5,033
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			2,586,027	390,673
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			1,664,143	276,597
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			1,632,576	257,131
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			1,299,100	218,898
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			1,116,801	171,917
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			2,284,761	186,436
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,137,274	186,584
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			1,861,839	209,457
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			1,941,480	140,020
Ser. 99-51, Class N, PO, zero %, 9/17/29			11,006	9,355

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.411%, 9/20/43			864,143	139,576
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			1,193,086	218,478
Ser. 14-76, IO, 5.00%, 5/20/44			1,660,232	334,842
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			4,039,322	520,552
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43			2,571,667	530,535
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			2,265,865	466,995
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,192,852	245,728
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			1,039,286	213,137
Ser. 12-146, IO, 5.00%, 12/20/42			1,044,294	215,709
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			761,730	142,649
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			639,894	47,130
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			368,663	18,087
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			389,748	34,896
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			360,054	76,367
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			1,126,942	230,313
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			5,068,210	1,062,297
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,610,080	539,138
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			933,395	187,958
IFB Ser. 14-119, Class SA, IO, 4.861%, 8/20/44			3,925,974	588,896
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			1,749,546	378,339
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			8,099,198	883,946
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44			2,263,970	362,235
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			2,321,904	464,381
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43			3,215,092	542,933
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			2,216,756	465,339
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			575,345	97,089
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			219,719	11,319
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			132,478	17,730
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			2,140,269	403,462
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			3,773,007	728,945
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			2,020,215	383,235
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			2,236,890	440,842
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,371,544	259,359
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			1,027,202	237,541
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			450,194	50,647
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			1,379,144	131,019
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			240,853	6,474
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			5,970,966	1,022,289
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			2,609,508	569,395
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			3,819,672	645,750
Ser. 15-40, IO, 4.00%, 3/20/45			2,847,993	588,111
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			3,486,384	627,131
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			1,158,524	220,877
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			5,353,792	712,590
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			1,026,083	174,085
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			904,983	176,676
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42			3,011,913	558,409
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			2,242,962	401,913
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			2,314,657	444,646
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			3,428,562	471,427
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			3,253,158	463,705
Ser. 13-76, IO, 3.50%, 5/20/43			3,800,061	629,366
Ser. 13-28, IO, 3.50%, 2/20/43			1,193,181	184,384
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			1,838,834	299,951
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,533,120	392,634
Ser. 13-14, IO, 3.50%, 12/20/42			6,164,860	849,086
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,918,842	311,812
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			2,285,757	440,923
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			2,710,839	556,497
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			1,422,607	307,583
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			4,647,877	658,604
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			2,643,651	330,721
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			2,416,901	318,306
Ser. 16-H23, Class NI, IO, 2.826%, 10/20/66			12,095,334	1,687,299
Ser. 16-H17, Class KI, IO, 2.432%, 7/20/66			3,397,139	425,811
Ser. 15-H20, Class CI, IO, 2.405%, 8/20/65			5,392,521	645,587
Ser. 15-H15, Class BI, IO, 2.383%, 6/20/65			3,281,557	388,710
Ser. 15-H24, Class AI, IO, 2.364%, 9/20/65			4,802,586	519,640
Ser. 15-H10, Class BI, IO, 2.239%, 4/20/65			3,333,610	380,302
Ser. 16-H16, Class EI, IO, 2.169%, 6/20/66			4,844,801	599,786
Ser. 16-H09, Class BI, IO, 2.153%, 4/20/66			6,144,339	727,041
Ser. 16-H03, Class DI, IO, 2.038%, 12/20/65			5,165,176	518,315
Ser. 16-H03, Class AI, IO, 2.028%, 1/20/66			4,686,825	541,113
Ser. 16-H02, Class HI, IO, 1.852%, 1/20/66			6,272,375	641,037
Ser. 15-H25, Class EI, IO, 1.834%, 10/20/65			4,686,846	455,561
Ser. 16-H10, Class AI, IO, 1.833%, 4/20/66			12,371,407	1,091,158
Ser. 15-H20, Class AI, IO, 1.828%, 8/20/65			5,010,687	495,557
FRB Ser. 15-H08, Class CI, IO, 1.78%, 3/20/65			2,770,959	263,208
Ser. 16-H06, Class DI, IO, 1.728%, 7/20/65			7,157,036	681,350
Ser. 15-H23, Class BI, IO, 1.716%, 9/20/65			5,029,121	465,194
Ser. 16-H14, IO, 1.66%, 6/20/66			5,274,728	445,715
Ser. 13-H08, Class CI, IO, 1.66%, 2/20/63			5,160,978	345,786
Ser. 16-H06, Class CI, IO, 1.609%, 2/20/66			6,549,478	548,191
Ser. 14-H21, Class BI, IO, 1.534%, 10/20/64			7,256,835	527,572
Ser. 15-H26, Class CI, IO, 0.609%, 8/20/65			15,193,058	350,960
Ser. 06-36, Class OD, PO, zero %, 7/16/36			2,903	2,434

				51,211,712
Commercial mortgage-backed securities (18.2%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695%, 7/10/46			187,057	186,743

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.329%, 2/10/51			66,753,779	132,860

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.402%, 10/10/45			215,999	215,919

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			2,133,000	2,026,350
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			441,000	427,228
Ser. 05-PWR7, Class B, 5.214%, 2/11/41			618,931	618,931
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			401,000	401,686

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			850,000	297,500
FRB Ser. 06-PW14, Class XW, IO, 0.532%, 12/11/38			2,999,913	11,400

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.116%, 11/15/44			507,000	492,021
FRB Ser. 07-CD5, Class XS, IO, 0.154%, 11/15/44			22,622,295	8,108

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47			409,000	406,793
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47			1,025,000	898,618

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.104%, 11/10/46			600,000	562,270
FRB Ser. 12-GC8, Class D, 4.876%, 9/10/45			998,000	929,837
FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47			807,000	658,431
FRB Ser. 13-GC11, Class E, 4.456%, 4/10/46			396,000	279,814

COBALT CMBS Commercial Mortgage Trust Ser. 07-C2, Class AJFX, 5.568%, 4/15/47			835,000	835,501

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.812%, 12/10/49			962,000	954,734
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			846,000	845,746

COMM Mortgage Trust 144A
FRB Ser. 13-CR9, Class D, 4.256%, 7/10/45			962,000	845,309
Ser. 12-LC4, Class E, 4.25%, 12/10/44			392,000	289,923
Ser. 13-LC13, Class E, 3.719%, 8/10/46			574,000	382,571
Ser. 14-CR18, Class E, 3.60%, 7/15/47			592,000	365,146

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.641%, 12/15/39			2,758,374	8,827

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			687,180	683,744

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			992,000	808,946

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.411%, 6/10/48			2,559,733	2,573,940

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			833,573	820,236

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			72,314	72,361

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.914%, 12/10/41			3,836,852	69,673

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			407,000	369,027
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			393,000	288,383
FRB Ser. 05-GG4, Class XC, IO, 0.918%, 7/10/39			659,219	989

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.32%, 11/10/46			662,000	518,015
Ser. 11-GC3, Class E, 5.00%, 3/10/44			577,000	523,512
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47			1,351,000	1,110,252
FRB Ser. 14-GC26, Class D, 4.511%, 11/10/47			811,000	652,531

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.046%, 11/15/45			1,147,000	1,070,294
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47			990,000	832,689
FRB Ser. C14, Class D, 4.562%, 8/15/46			526,000	479,981
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47			407,000	276,597
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47			1,050,000	789,390
Ser. 14-C25, Class E, 3.332%, 11/15/47			788,000	464,605

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.152%, 2/12/51			363,500	366,226
FRB Ser. 06-LDP6, Class B, 5.653%, 4/15/43			58,751	58,751
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			285,219	287,287
FRB Ser. 05-LDP2, Class E, 4.981%, 7/15/42			375,000	371,888

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.252%, 2/12/51			488,000	455,158
FRB Ser. 07-CB20, Class C, 6.252%, 2/12/51			534,000	469,920
FRB Ser. 11-C3, Class F, 5.619%, 2/15/46			410,000	412,665
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45			363,000	333,706
FRB Ser. 12-C8, Class E, 4.66%, 10/15/45			345,000	305,297
Ser. 13-C13, Class E, 3.986%, 1/15/46			763,000	508,463
Ser. 13-C10, Class E, 3.50%, 12/15/47			943,000	667,738
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			541,000	353,381
FRB Ser. 07-CB20, Class X1, IO, 0.346%, 2/12/51			37,894,313	65,792

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			181,667	187,172

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.546%, 3/15/39			1,620,386	1,590,004
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			1,219,000	362,214

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.485%, 9/15/39			2,649,903	15,108

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.243%, 4/20/48			443,000	369,077

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.263%, 2/12/51			184,000	188,122

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.263%, 2/12/51			304,000	307,283

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			34,091	920
FRB Ser. 07-C5, Class X, IO, 5.449%, 12/15/49			846,969	5,082

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147%, 12/12/49			93,324	93,175

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 4.83%, 2/15/47			534,000	468,745
Ser. 14-C17, Class D, 4.698%, 8/15/47			923,000	734,109
FRB Ser. 13-C11, Class F, 4.37%, 8/15/46			496,000	367,784
FRB Ser. 13-C10, Class E, 4.084%, 7/15/46			1,064,000	844,922
Ser. 14-C17, Class E, 3.50%, 8/15/47			723,000	436,981
Ser. 15-C24, Class D, 3.257%, 5/15/48			484,000	326,635
Ser. 14-C19, Class D, 3.25%, 12/15/47			550,000	415,174

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.643%, 6/11/42			187,000	190,123
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			1,102,000	656,638
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			700,000	706,668
FRB Ser. 06-HQ8, Class C, 5.419%, 3/12/44			550,000	550,000
FRB Ser. 06-HQ8, Class D, 5.419%, 3/12/44			823,000	325,036

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.275%, 1/11/43			369,000	368,299

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			522,746	513,075

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)			193,000	5,308

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			624,231	46,817

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.885%, 5/10/63			608,000	424,810
FRB Ser. 13-C6, Class D, 4.346%, 4/10/46			126,000	111,976

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.104%, 6/15/45			1,920,000	1,247,424
Ser. 07-C30, Class AJ, 5.413%, 12/15/43			615,000	615,000
FRB Ser. 07-C34, IO, 0.294%, 5/15/46			13,228,059	25,133

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			462,000	344,144
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			188,000	168,081
Ser. 14-LC18, Class D, 3.957%, 12/15/47			756,000	583,611

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C17, Class D, 5.124%, 12/15/46			549,000	518,150
Ser. 12-C6, Class E, 5.00%, 4/15/45			534,000	411,127
FRB Ser. 13-C16, Class D, 4.982%, 9/15/46			399,000	368,955
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			946,000	674,876
Ser. 12-C7, Class F, 4.50%, 6/15/45			2,524,000	1,794,816
Ser. 14-C19, Class D, 4.234%, 3/15/47			867,000	700,353
Ser. 13-C12, Class E, 3.50%, 3/15/48			510,000	376,686

				48,583,316
Residential mortgage-backed securities (non-agency) (12.4%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 2.80%, 11/27/36			1,181,546	785,728
FRB Ser. 12-RR5, Class 4A8, 0.754%, 6/26/35			167,912	161,370

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.681%, 4/25/34			323,208	321,019

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.321%, 9/25/34			43,061	24,214

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.056%, 7/25/25 (Bermuda)			484,000	491,260

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.222%, 6/25/46			333,447	313,640
FRB Ser. 05-38, Class A1, 2.067%, 9/25/35			465,499	438,873
FRB Ser. 06-OA10, Class 1A1, 1.527%, 8/25/46			306,240	265,608
FRB Ser. 06-OA7, Class 1A2, 1.507%, 6/25/46			823,049	716,053
FRB Ser. 05-38, Class A3, 1.106%, 9/25/35			1,101,274	961,860
FRB Ser. 05-59, Class 1A1, 1.069%, 11/20/35			594,033	509,864
FRB Ser. 06-OA10, Class 4A1, 0.946%, 8/25/46			4,392,467	3,531,104

CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 3.284%, 9/28/36			2,000,000	1,728,814

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.256%, 1/25/25			986,838	1,200,989
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.256%, 10/25/28			250,000	281,892
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.256%, 5/25/28			412,883	467,864
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.756%, 7/25/28			899,812	977,225
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.106%, 4/25/28			663,921	710,736
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.306%, 12/25/27			590,645	623,154
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.906%, 11/25/28			490,000	531,616
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 5.006%, 11/25/23			570,000	603,687

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.506%, 10/25/28			300,000	376,736
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.006%, 9/25/28			1,030,000	1,263,592
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.506%, 10/25/28			570,000	674,268
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.506%, 8/25/28			800,000	955,757
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 11.006%, 1/25/29			1,020,000	1,123,481
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.656%, 10/25/28			1,790,000	1,980,842
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.456%, 4/25/28			2,379,000	2,620,433
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.306%, 4/25/28			100,000	109,053
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, 6.006%, 10/25/23			350,000	385,312
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.756%, 7/25/25			1,316,000	1,417,023
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.756%, 7/25/25			720,000	775,594
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.306%, 2/25/25			333,932	352,131
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.006%, 4/25/29			260,000	267,904
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 5.006%, 1/25/29			520,000	537,940
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.756%, 5/25/25			64,000	66,710
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.756%, 5/25/25			130,000	135,670

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.936%, 5/25/36			738,977	367,493

MortgageIT Trust FRB Ser. 05-3, Class M2, 1.286%, 8/25/35			233,136	204,925

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.681%, 3/26/47			500,000	310,500

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, 0.876%, 8/25/36			505,879	411,659

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.748%, 9/25/35			175,970	171,553
FRB Ser. 05-AR19, Class A1C3, 1.256%, 12/25/45			834,690	754,393
FRB Ser. 05-AR13, Class A1C3, 1.246%, 10/25/45			2,049,668	1,781,938
FRB Ser. 05-AR19, Class A1C4, 1.156%, 12/25/45			434,983	375,303

				33,066,780

Total mortgage-backed securities (cost $134,294,958)				$132,861,808

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)

Government National Mortgage Association Pass-Through Certificates 4.50%, TBA, 1/1/47			$2,000,000	$2,135,000

				2,135,000
U.S. Government Agency Mortgage Obligations (35.1%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/47			3,000,000	3,332,813
4.50%, TBA, 1/1/47			1,000,000	1,075,000
4.00%, TBA, 1/1/47			1,000,000	1,051,250
3.50%, TBA, 1/1/47			72,000,000	73,800,000
3.00%, TBA, 1/1/47			7,000,000	6,959,532
2.50%, TBA, 1/1/47			8,000,000	7,618,750

				93,837,345

Total U.S. government and agency mortgage obligations (cost $95,981,719)				$95,972,345

CORPORATE BONDS AND NOTES (32.4%)(a)
			Principal amount	Value

Basic materials (3.4%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$159,000	$166,155

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			196,000	209,720

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			256,000	299,520

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			86,000	94,170

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			300,000	300,000

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			228,000	243,249

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			93,000	110,670

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			254,000	253,365

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			291,000	288,818

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			392,000	449,820

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			80,000	80,400

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			490,000	503,475

Cemex SAB de CV 144A company guaranty sr. notes 6.50%, 12/10/19 (Mexico)			200,000	211,500

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			57,000	56,145

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			200,000	198,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			104,000	99,320

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			305,000	304,238

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			99,000	101,970

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			238,000	234,430

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			85,000	84,788

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			16,000	14,880

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			93,000	95,558

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			150,000	157,500

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			345,000	395,888

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			45,000	47,277

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			80,000	83,150

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			112,000	114,240

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			178,000	184,453

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			140,000	154,000

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			110,000	124,025

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			183,000	177,510

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			281,000	295,050

Mercer International, Inc. company guaranty sr. unsec. notes 7.00%, 12/1/19 (Canada)			50,000	51,625

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			80,000	82,000

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			140,000	145,600

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			25,000	25,250

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			420,000	443,100

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			20,000	21,850

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			26,000	28,795

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			45,000	48,150

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			110,000	114,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			60,000	61,650

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			54,000	55,485

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			45,000	46,463

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			159,000	184,440

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			125,000	130,313

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			50,000	53,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			20,000	20,950

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			55,000	54,794

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			66,000	66,165

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			59,000	55,755

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			250,000	237,500

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			120,000	112,200

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			85,000	79,263

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			135,000	139,388

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			115,000	118,163

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			55,000	48,950

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			260,000	273,000

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			220,000	246,400

				9,077,933
Capital goods (2.0%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			265,000	263,675

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			218,000	241,163

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			120,000	117,900

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			190,000	190,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			280,000	294,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			185,000	191,475

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			255,000	256,275

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			70,000	74,025

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			105,000	109,200

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			67,000	68,173

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			175,000	185,063

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			235,000	257,398

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			364,000	355,355

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			234,000	241,020

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			337,000	388,393

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			270,000	263,925

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			235,000	239,700

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			95,000	96,900

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			402,000	418,080

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			144,000	153,090

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			17,000	16,681

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			58,000	59,305

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			345,000	360,525

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			175,000	183,094

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			235,000	239,113

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			150,000	154,688

				5,418,216
Communication services (4.0%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	205,750

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			280,000	298,900

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			150,000	164,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			198,000	205,425

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			105,000	107,100

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			249,000	265,808

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			49,000	50,715

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			360,000	370,800

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			152,000	155,420

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			40,000	42,300

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			245,000	249,288

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			210,000	213,675

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			284,000	277,610

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			120,000	129,000

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			340,000	392,700

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			415,000	374,538

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			132,000	135,828

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			76,000	78,470

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			232,000	243,902

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			63,000	67,095

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			45,000	40,275

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			117,000	89,213

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			6,000	6,165

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			13,000	4,258

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			57,000	17,813

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			40,000	41,100

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			40,000	40,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			40,000	41,300

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			40,000	41,450

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			600,000	615,000

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			200,000	200,750

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			105,000	111,169

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			486,000	535,815

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			883,000	942,603

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			290,000	308,125

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			492,000	520,905

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			345,000	368,719

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			156,000	164,775

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			190,000	200,450

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	295,000	343,698

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5.625%, 4/15/23 (Germany)		EUR	84,000	94,646

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5.75%, 1/15/23 (Germany)		EUR	90,720	101,993

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5.125%, 1/21/23 (Germany)		EUR	190,350	211,857

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			$363,000	372,529

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	136,727	175,256

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$286,000	275,990

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			176,000	185,680

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	125,000	134,147

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$371,000	331,118

				10,546,148
Consumer cyclicals (5.1%)

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			55,000	56,306

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			68,000	71,145

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			155,000	158,488

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			164,000	168,920

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			225,000	215,849

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			98,000	47,040

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			150,000	161,250

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			235,000	240,288

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			120,000	120,348

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			165,000	177,887

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			243,000	261,833

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			85,000	86,275

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			50,000	52,500

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			100,000	103,250

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			72,000	74,160

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			25,000	25,313

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			136,000	135,320

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			362,000	370,145

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23			235,000	235,000

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			95,000	92,388

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			65,000	68,738

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			230,000	243,800

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			145,000	156,600

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			200,000	203,660

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			125,000	120,190

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			136,000	134,495

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			175,000	183,750

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			70,000	73,003

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			80,000	79,400

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	260,000	203,329

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			$145,000	140,650

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			30,000	29,100

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			177,000	186,523

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			288,000	235,440

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			122,000	126,270

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			290,000	295,075

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			265,000	268,313

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			173,000	186,840

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			31,000	30,574

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			120,000	114,300

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			197,000	221,871

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			85,000	90,844

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			55,000	56,650

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			140,000	144,900

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			25,000	26,281

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			55,000	57,544

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			89,000	91,225

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			159,000	160,988

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			75,000	75,188

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			80,000	82,600

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			40,000	40,500

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			234,000	237,510

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			175,000	194,688

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			28,000	29,610

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			147,000	163,538

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			232,000	234,900

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			425,000	300,688

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			95,000	70,538

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			155,000	153,838

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			90,000	93,488

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			110,000	112,063

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			135,000	141,413

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			94,000	97,760

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			129,000	132,212

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			222,000	231,435

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			192,000	197,760

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			107,000	105,663

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			124,000	123,690

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			180,000	178,650

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			180,000	182,475

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			134,000	136,345

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			50,000	51,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			195,000	198,900

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			155,000	158,100

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			530,000	527,350

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			50,000	42,500

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			150,000	160,875

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			360,000	368,100

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			117,000	122,411

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			295,000	301,638

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			105,000	108,938

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			10,000	10,613

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			45,000	47,363

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			220,000	226,050

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			20,000	20,850

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			183,000	182,543

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			326,000	334,150

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			70,000	70,175

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			80,000	80,400

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			185,000	188,006

Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23			220,000	216,700

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			123,000	123,615

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			101,000	97,213

				13,738,100
Consumer staples (1.4%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			340,000	355,300

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			125,000	127,813

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			455,000	476,613

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	209,000

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			138,000	134,550

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			105,000	107,100

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			482,000	495,255

Constellation Brands, Inc. company guaranty sr. unsec. notes 4.25%, 5/1/23			50,000	51,625

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			145,000	152,613

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			67,000	68,675

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			130,000	131,950

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			130,000	132,763

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			110,000	108,831

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			75,000	75,188

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			95,000	96,425

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			86,000	85,785

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			140,000	144,900

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			73,000	74,825

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			240,000	241,200

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			240,000	258,000

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			40,520	28,769

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			195,000	213,525

				3,770,705
Energy (7.2%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			110,000	113,850

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			78,000	79,853

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			90,000	90,900

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			192,000	196,320

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			125,000	110,313

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			18,000	16,245

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			316,000	281,240

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			90,000	42,750

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			185,000	188,757

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			177,000	190,939

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			35,000	35,700

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			255,000	263,606

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			80,000	79,841

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			88,000	91,190

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			432,000	398,520

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			35,000	31,500

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			185,000	200,263

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			160,000	160,912

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			65,000	63,700

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			128,000	136,640

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			393,000	361,560

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			99,000	106,395

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			647,000	735,154

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			155,000	161,588

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			227,000	236,648

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			189,000	195,851

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			140,000	141,050

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			47,000	42,535

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			92,000	85,100

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			329,000	345,450

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			170,000	173,332

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			86,000	88,150

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			278,000	284,950

Parsley Energy, LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			55,000	55,187

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			925,000	950,091

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	198,918

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			1,038,000	1,119,743

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,398,000	2,302,080

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)			625,000	611,250

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4.875%, 3/17/20 (Brazil)			1,045,000	1,033,192

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			727,000	279,895

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)			1,535,000	1,684,663

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			2,285,000	2,081,635

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			6,000	5,610

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			60,000	63,300

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			270,000	282,825

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			84,000	81,900

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			26,000	25,545

Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22			100,000	109,375

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			315,000	337,838

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			100,000	106,250

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			120,000	121,050

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			415,000	21,788

SandRidge Energy, Inc. escrow company guaranty notes 8.75%, 6/1/20(F)			166,000	332

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			122,000	129,320

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			20,000	2

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			211,000	215,220

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			91,000	85,768

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			39,000	39,683

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			235,000	237,938

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			95,000	94,050

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			45,000	44,663

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			45,000	900

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			55,000	56,169

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			30,000	9,000

Whiting Petroleum Corp. company guaranty sr. unsec. sub. notes 6.50%, 10/1/18			120,000	119,400

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			145,000	149,558

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			203,000	205,284

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			48,000	53,640

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			199,000	213,925

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			279,000	285,975

				19,143,764
Financials (3.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			336,000	324,240

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			565,000	633,506

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			95,000	94,763

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			75,000	77,337

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			110,000	113,300

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			135,000	143,438

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			130,000	135,525

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			165,000	174,075

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			294,000	293,633

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			344,000	347,440

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			125,000	69,375

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			160,000	163,200

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			160,000	159,200

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			68,000	67,830

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			205,000	216,564

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			80,000	81,700

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			215,000	213,388

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			15,000	16,256

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			55,000	55,206

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			80,000	82,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			213,000	215,663

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			77,000	80,273

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			92,000	95,910

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			245,000	246,531

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)			2,750,000	2,914,556

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			325,000	352,625

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95%, 2/7/17 (Russia)			500,000	501,275

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			60,000	65,250

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			55,000	55,413

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			185,000	184,075

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			70,000	61,075

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			156,000	160,680

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			199,000	202,980

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			979,000	1,028,302

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			200,000	215,000

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			91,000	93,958

				9,936,342
Health care (2.2%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			195,000	201,094

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			85,000	84,469

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			192,000	192,000

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			175,000	184,406

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			55,000	57,827

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			42,000	41,003

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			130,000	131,300

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			303,000	210,585

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			274,000	87,680

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			30,000	25,350

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			240,000	213,000

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			208,000	219,960

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			165,000	140,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			400,000	350,500

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			158,000	162,740

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			113,000	116,814

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			398,000	434,815

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			55,000	62,425

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			50,000	50,125

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			160,000	171,200

Kinetic Concepts, Inc./KCI USA, Inc. 144A notes 9.625%, 10/1/21			93,000	98,348

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			143,000	127,985

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			70,000	72,100

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			120,000	121,800

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			130,000	131,726

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			249,000	258,960

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			498,000	519,165

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			96,000	97,680

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			98,000	97,143

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			170,000	171,275

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			355,000	375,413

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			231,000	241,973

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			160,000	120,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			202,000	152,510

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			35,000	27,125

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			85,000	63,750

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			149,000	125,905

				5,940,601
Technology (1.7%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			54,000	23,220

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			466,000	407,750

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5.75%, 4/15/23			161,000	168,044

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			261,000	276,660

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			503,000	558,420

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			195,000	206,844

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			200,000	213,000

First Data Corp. 144A notes 5.75%, 1/15/24			190,000	196,057

First Data Corp. 144A sr. notes 5.375%, 8/15/23			165,000	171,188

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			193,000	204,281

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			324,000	333,720

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			228,000	237,690

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			57,000	59,708

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			185,000	196,563

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			185,000	192,863

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			39,000	43,193

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			204,000	229,500

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	200,000	219,023

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6.875%, 4/30/21 (Germany)		EUR	265,000	294,484

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			$217,000	235,988

				4,468,196
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			205,000	196,800

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			385,000	398,475

				595,275
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			665,000	661,675

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			70,000	69,300

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			135,000	150,525

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			60,000	65,211

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			340,000	328,100

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			45,000	47,025

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			35,000	36,663

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6.875%, 7/30/19 (Brazil)			350,000	365,087

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			20,000	19,100

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			428,000	435,490

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			72,000	66,420

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22			247,000	302,126

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			185,000	206,275

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			90,000	92,925

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			142,000	96,915

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			45,000	46,913

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			138,000	143,865

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			176,000	166,320

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			122,000	121,390

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			85,000	90,075

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			170,000	187,010

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			120,000	123,900

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			199,000	201,488

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			90,000	900

				4,024,698

Total corporate bonds and notes (cost $86,619,788)				$86,659,978

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.5%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			$727,000	$761,584

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			420,000	432,600

Brazil (Federal Republic of) sr. unsec. unsub. notes 10.00%, 1/1/17 (Brazil) (units)		BRL	2,850	918,397

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$2,291,000	2,490,031

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			1,399,000	1,602,135

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			1,067,000	1,096,343

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			265,000	288,188

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			225,000	227,924

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			200,000	217,000

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)			725,000	699,625

Egypt (Government of) 144A sr. unsec. notes 5.875%, 6/11/25 (Egypt)			638,000	578,755

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	410,000	315,088

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	335,000	272,356

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	1,373,000	1,128,164

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	5,003,761	4,183,272

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	3,020,822	2,571,529

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$200,000	206,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			560,000	546,000

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			200,000	208,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			750,000	1,271,250

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)			168,000	156,008

Total foreign government and agency bonds and notes (cost $21,398,719)				$20,170,749

SENIOR LOANS (2.2%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			$232,551	$214,529

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4.25%, 4/28/22			49,873	49,624

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			139,000	140,668

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18			136,799	118,844

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			219,132	189,549

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			501,414	552,809

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			392,786	395,609

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 4.00%, 10/17/23			440,000	443,850

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21			280,000	304,383

Cortes NP Intermediate Holding II Corp. bank term loan FRN Ser. B, 6.00%, 11/30/23			75,000	75,500

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			36,820	37,073

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21			117,000	117,682

EP Energy, LLC bank term loan FRN 9.75%, 6/30/21			7,000	7,306

Forterra Finance, LLC bank term loan FRN 4.50%, 10/25/23			100,000	101,000

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			113,171	113,153

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			207,067	180,407

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.356%, 1/30/19			323,000	261,899

Inception Merger Sub, Inc. bank term loan FRN Ser. B, 5.00%, 10/26/23			58,000	58,625

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			262,338	264,961

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6.00%, 1/6/22			270,000	272,100

Krono's, Inc. bank term loan FRN 9.25%, 11/1/24			95,000	97,716

Krono's, Inc. bank term loan FRN 5.00%, 11/1/23			158,000	159,284

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			233,707	225,381

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			163,350	165,351

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			188,434	163,766

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			78,000	77,293

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			148,875	149,847

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			184,538	186,106

Reynolds Group Holdings, Inc. bank term loan FRN 4.25%, 2/5/23			144,638	146,117

Solenis International LP bank term loan FRN 7.75%, 7/31/22			38,000	37,288

Solenis International LP bank term loan FRN 4.25%, 7/31/21			174,554	174,663

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			59,961	54,415

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			117,849	114,411

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 5.25%, 12/11/19			49,705	49,581

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 5.25%, 8/5/20			100,734	100,411

Total senior loans (cost $5,859,312)				$5,801,201

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

1.4019/3 month USD-LIBOR-BBA/Jan-19	Jan-17/1.4019		$24,653,000	$3,205

Citibank, N.A.

2.226/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.226		12,326,500	35,500

2.11875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.11875		12,326,500	6,656

Credit Suisse International

1.95275/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275		12,326,500	370

Goldman Sachs International

2.462/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.462		18,489,800	270,321

2.4775/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.4775		12,326,500	202,155

2.2125/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2125		12,326,500	26,872

1.1735/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.1735		49,306,000	2,465

JPMorgan Chase Bank N.A.

2.2095/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2095		12,326,500	30,200

Total purchased swap options outstanding (cost $532,629)				$577,744

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jan-17/$95.39		$15,000,000	$45,750

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.77		5,250,000	289,538

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.58		5,250,000	279,668

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.02		5,250,000	250,163

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83		5,250,000	240,293

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-17/99.46		61,000,000	233,020

USD/JPY (Call)	May-17/JPY118.00		5,278,800	132,287

Total purchased options outstanding (cost $897,865)				$1,470,719

COMMON STOCKS (0.1%)(a)
			Shares	Value

Halcon Resources Corp.(NON)			11,307	$105,607

Milagro Oil & Gas, Inc. (Units)(F)			73	5,913

SandRidge Energy, Inc.(NON)			1,590	37,445

Seventy Seven Energy, Inc.(NON)			31	1,395

Texas Competitive Electric Holdings Co., Inc. (Rights)(F)			9,820	12,766

Tribune Media Co. Class 1C(F)			40,066	10,017

Vistra Energy Corp.			9,820	152,210

Total common stocks (cost $424,968)				$325,353

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			$69,000	$68,008

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			37,499	46,710

Total convertible bonds and notes (cost $96,216)				$114,718

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,071	$7,063

Seventy Seven Energy, Inc.	8/1/21	23.82	172	3,526

Total warrants (cost $688)				$10,589

SHORT-TERM INVESTMENTS (8.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.69%(AFF)		Shares	1,902,021	$1,902,021

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(P)		Shares	180,000	180,000

U.S. Treasury Bills 0.441%, 2/16/17(SEGSF)(SEGCCS)			$3,694,000	3,692,013

U.S. Treasury Bills 0.445%, 2/9/17(SEGSF)(SEGCCS)			3,641,000	3,639,325

U.S. Treasury Bills 0.472%, 2/2/17(SEGSF)			258,000	257,909

U.S. Treasury Bills 0.385%, 1/26/17 (SEGCCS)			4,056,000	4,054,909

U.S. Treasury Bills 0.387%, 1/19/17(SEGSF)(SEGCCS)			987,000	986,818

U.S. Treasury Bills 0.466%, 1/12/17(SEGSF)(SEGCCS)			7,115,000	7,114,289

Total short-term investments (cost $21,826,876)				$21,827,284

TOTAL INVESTMENTS

Total investments (cost $367,933,738)(b)				$365,792,488

FORWARD CURRENCY CONTRACTS at 12/31/16 (aggregate face value $86,371,361) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$1,572,396	$1,661,966	$(89,570)
	British Pound	Sell	3/16/17	945,432	965,755	20,323
	Canadian Dollar	Buy	1/18/17	1,629,705	1,625,816	3,889
	Chinese Yuan (Offshore)	Sell	2/16/17	2,579,916	2,631,572	51,656
	Euro	Sell	3/16/17	347,443	349,417	1,974
	Hong Kong Dollar	Sell	2/16/17	1,649,174	1,650,249	1,075
	Japanese Yen	Buy	2/16/17	1,359,283	1,349,239	10,044
	Japanese Yen	Sell	2/16/17	1,325,952	1,421,354	95,402
	New Zealand Dollar	Sell	1/18/17	395,451	354,257	(41,194)
	Norwegian Krone	Sell	3/16/17	1,487,802	1,529,036	41,234
	Swedish Krona	Buy	3/16/17	39,118	38,825	293
Barclays Bank PLC
	Australian Dollar	Buy	1/18/17	124,727	185,224	(60,497)
	British Pound	Sell	3/16/17	1,000,741	1,029,359	28,618
	Canadian Dollar	Buy	1/18/17	652,418	684,418	(32,000)
	Euro	Sell	3/16/17	1,938,671	1,907,520	(31,151)
	New Zealand Dollar	Sell	1/18/17	1,336,411	1,333,931	(2,480)
	Swiss Franc	Buy	3/16/17	39,851	40,230	(379)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	314,379	331,514	(17,135)
	Brazilian Real	Buy	1/3/17	891,695	858,639	33,056
	Brazilian Real	Sell	1/3/17	891,695	866,931	(24,764)
	Brazilian Real	Sell	4/3/17	870,182	837,987	(32,195)
	British Pound	Sell	3/16/17	137,407	141,132	3,725
	Canadian Dollar	Buy	1/18/17	99,971	100,650	(679)
	Chinese Yuan (Offshore)	Sell	2/16/17	1,283,719	1,317,082	33,363
	Euro	Sell	3/16/17	1,321,110	1,317,054	(4,056)
	Japanese Yen	Sell	2/16/17	1,279,466	1,318,428	38,962
	Mexican Peso	Buy	1/18/17	329,325	328,869	456
	New Zealand Dollar	Sell	1/18/17	1,189,202	1,189,297	95
	South African Rand	Buy	1/18/17	8,861	8,837	24
Credit Suisse International
	Canadian Dollar	Buy	1/18/17	1,273,624	1,298,511	(24,887)
	Hong Kong Dollar	Sell	2/16/17	1,001,451	1,001,958	507
	Swedish Krona	Buy	3/16/17	1,356,329	1,346,143	10,186
Goldman Sachs International
	Australian Dollar	Sell	1/18/17	1,075,292	1,067,657	(7,635)
	Canadian Dollar	Buy	1/18/17	554,981	567,493	(12,512)
	Euro	Sell	3/16/17	1,323,962	1,299,029	(24,933)
	Japanese Yen	Sell	2/16/17	1,441,834	1,645,509	203,675
	New Taiwan Dollar	Sell	2/16/17	1,302,887	1,316,354	13,467
	New Zealand Dollar	Sell	1/18/17	2,000,381	2,083,367	82,986
	Norwegian Krone	Sell	3/16/17	345,764	399,136	53,372
	Russian Ruble	Buy	3/16/17	1,391,589	1,325,168	66,421
	South Korean Won	Sell	2/16/17	1,250,280	1,290,746	40,466
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/17	38,882	41,217	(2,335)
	Canadian Dollar	Buy	1/18/17	1,319,438	1,332,424	(12,986)
	Euro	Sell	3/16/17	664,147	657,736	(6,411)
	Hong Kong Dollar	Sell	2/16/17	1,308,693	1,309,370	677
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/18/17	1,538,707	1,701,846	(163,139)
	British Pound	Sell	3/16/17	198,765	204,452	5,687
	Canadian Dollar	Buy	1/18/17	1,799,626	1,824,019	(24,393)
	Chinese Yuan (Offshore)	Sell	2/16/17	1,296,183	1,314,599	18,416
	Euro	Sell	3/16/17	3,387,075	3,451,745	64,670
	Hong Kong Dollar	Sell	2/16/17	1,337,702	1,338,392	690
	Japanese Yen	Sell	2/16/17	803,273	972,643	169,370
	New Taiwan Dollar	Sell	2/16/17	1,302,887	1,308,423	5,536
	New Zealand Dollar	Sell	1/18/17	1,846,922	1,825,099	(21,823)
	Norwegian Krone	Sell	3/16/17	801,071	827,585	26,514
	South Korean Won	Sell	2/16/17	1,250,280	1,296,397	46,117
	Swedish Krona	Buy	3/16/17	1,312,141	1,307,644	4,497
	Swiss Franc	Buy	3/16/17	83,647	83,724	(77)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/17	1,247,702	1,323,440	(75,738)
	British Pound	Sell	3/16/17	979,630	1,006,428	26,798
	Canadian Dollar	Buy	1/18/17	1,327,781	1,337,863	(10,082)
	Euro	Sell	3/16/17	843,203	828,974	(14,229)
	New Zealand Dollar	Sell	1/18/17	2,576,789	2,626,120	49,331
	Swedish Krona	Buy	3/16/17	1,349,539	1,333,152	16,387
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/18/17	932,314	912,787	(19,527)
	British Pound	Sell	3/16/17	399,630	410,668	11,038
	Canadian Dollar	Buy	1/18/17	1,322,715	1,343,503	(20,788)
	Euro	Sell	3/16/17	2,523,588	2,528,031	4,443
	Japanese Yen	Buy	2/16/17	558,104	574,692	(16,588)
	New Zealand Dollar	Sell	1/18/17	1,213,505	1,243,067	29,562
	Swedish Krona	Buy	3/16/17	1,421,735	1,372,486	49,249
UBS AG
	Australian Dollar	Buy	1/18/17	35,276	37,381	(2,105)
	British Pound	Sell	3/16/17	1,651,485	1,695,936	44,451
	Euro	Sell	3/16/17	1,527,527	1,516,623	(10,904)
	New Zealand Dollar	Sell	1/18/17	1,242,183	1,256,911	14,728
WestPac Banking Corp.
	Australian Dollar	Sell	1/18/17	384,208	371,534	(12,674)
	Canadian Dollar	Sell	1/18/17	495,535	493,930	(1,605)
	Euro	Sell	3/16/17	1,328,716	1,344,861	16,145

Total						$618,104

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/16 (premiums $1,702,258) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.0514)/3 month USD-LIBOR-BBA/Jan-19	Jan-17/2.0514	$24,653,000	$1,479
Citibank, N.A.

(1.95275)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275	12,326,500	370
2.776/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.776	12,326,500	1,479
2.28475/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.28475	12,326,500	96,763
Credit Suisse International

2.73/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.73	12,326,500	863
Goldman Sachs International

(1.52275)/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.52275	49,306,000	493
2.7625/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.7625	12,326,500	986
2.6875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.6875	12,326,500	7,519
2.657/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.657	18,489,800	7,951
(2.242)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.242	18,489,800	61,571
(2.2675)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2675	12,326,500	61,632
(2.3725)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.3725	12,326,500	120,800
(2.352)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.352	18,489,800	144,775
JPMorgan Chase Bank N.A.

2.762/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.762	12,326,500	1,726
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,568,000	396,510

Total			$904,917

WRITTEN OPTIONS OUTSTANDING at 12/31/16 (premiums $795,968) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/$100.02	$5,250,000	$250,163
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83	5,250,000	240,290
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	5,250,000	210,788
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	5,250,000	210,788
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	5,250,000	200,918
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	5,250,000	200,918
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.52	5,250,000	171,413
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.33	5,250,000	161,595
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/95.39	15,000,000	66,150
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-17/99.46	61,000,000	247,050
USD/JPY (Call)	May-17/JPY125.00	5,278,800	44,711

Total			$2,004,784

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Barclays Bank PLC

(0.625)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.625	$725,900,000	$(59,295)	$45,961
(0.66)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.66	725,900,000	(59,062)	27,452

Total			$(118,357)	$73,413

TBA SALE COMMITMENTS OUTSTANDING at 12/31/16 (proceeds receivable $27,188,008) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.00%, 1/1/47	$20,000,000	1/18/17	$19,884,376
Federal National Mortgage Association, 2.50%, 1/1/47	8,000,000	1/18/17	7,618,750

Total			$27,503,126

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	37,435,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$(207,468)
MXN	40,660,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(132,360)
MXN	16,432,000	—	10/8/21	1 month MXN-TIIE-BANXICO	5.895%	(54,721)
MXN	17,033,000	—	10/26/21	1 month MXN-TIIE-BANXICO	6.09%	(50,930)

Total		$—	$(445,479)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$306,249	(E)	$(10)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(46,248)
		5,956,000	(E)	16,268	3/15/27	3 month USD-LIBOR-BBA	2.50%	84,923
		34,227,000	(E)	57,379	3/15/22	3 month USD-LIBOR-BBA	2.15%	252,439
		7,383,000	(E)	33,321	3/15/47	3 month USD-LIBOR-BBA	2.704%	199,468
		134,365,400	(E)	(224,736)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(1,633,020)
		35,986,200	(E)	(39,977)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(213,971)
		172,136,600	(E)	(50,766)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(213,608)
	AUD	5,383,000	(E)	2,563	3/22/22	2.70%	6 month AUD-BBR-BBSW	(537)
	AUD	2,434,000	(E)	737	3/22/27	3.10%	6 month AUD-BBR-BBSW	(9,885)
	CAD	3,025,000	(E)	(26)	9/8/26	3 month CAD-BA-CDOR	1.58%	(80,312)
	CAD	3,025,000	(E)	(26)	9/8/26	3 month CAD-BA-CDOR	1.6275%	(75,459)
	CAD	5,118,000	(E)	(44)	10/19/26	1.8475%	3 month CAD-BA-CDOR	92,782
	CAD	69,000	(E)	(118)	3/15/22	3 month CAD-BA-CDOR	1.60%	117
	CAD	8,059,000	(E)	(2,904)	3/15/27	2.07%	3 month CAD-BA-CDOR	(63,341)
	CHF	21,000	(E)	16	3/15/22	6 month CHF-LIBOR-BBA	0.25%	(17)
	CHF	1,492,000	(E)	2,061	3/15/27	0.25%	6 month CHF-LIBOR-BBA	(8,409)
	EUR	71,635,000	(E)	83,323	3/15/22	0.20%	6 month EUR-EURIBOR-REUTERS	(247,109)
	EUR	2,624,000	(E)	(6,089)	3/15/27	0.40%	6 month EUR-EURIBOR-REUTERS	77,126
	EUR	8,572,000	(E)	(126,183)	3/15/27	0.82%	6 month EUR-EURIBOR-REUTERS	(230,728)
	GBP	3,310,000	(E)	(50)	9/8/26	1.075%	6 month GBP-LIBOR-BBA	97,363
	GBP	3,121,000	(E)	(43)	10/19/26	6 month GBP-LIBOR-BBA	1.386%	(37,537)
	GBP	19,127,000	(E)	(22,860)	3/15/22	1.06%	6 month GBP-LIBOR-BBA	(208,226)
	GBP	7,345,000	(E)	32,194	3/15/27	1.50%	6 month GBP-LIBOR-BBA	(179,505)
	JPY	511,900,000		(30)	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	212,333
	JPY	173,567,000	(E)	(51)	2/22/37	6 month JPY-LIBOR-BBA	0.56%	(31,518)
	MXN	13,775,000		(10)	12/3/26	7.715%	1 month MXN-TIIE-BANXICO	8,845
	NOK	24,268,000	(E)	2,232	3/15/22	1.65%	6 month NOK-NIBOR-NIBR	(7,599)
	NOK	6,000	(E)	(1)	3/15/27	6 month NOK-NIBOR-NIBR	2.05%	4
	NZD	3,493,000	(E)	(3,280)	3/15/27	3 month NZD-BBR-FRA	3.70%	27,448
	NZD	18,313,000	(E)	3,936	3/15/22	3 month NZD-BBR-FRA	3.18%	27,955
	SEK	75,642,000	(E)	3,069	3/15/22	0.35%	3 month SEK-STIBOR-SIDE	(4,263)
	SEK	282,000	(E)	4	3/15/27	1.25%	3 month SEK-STIBOR-SIDE	(282)
	ZAR	15,958,000		(15)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(2,731)

	Total			$(240,116)	$(2,213,502)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$316,763	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$48
	118,196	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	314
	296,738	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,123)
	281,111	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	748
	33,978	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(216)
	148,497	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	146
	701,462	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,865
	553,451	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(205)
	332,880	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	2,833
	426,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	224
	256,907	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	135
	325,660	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	171
	509,115	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,237)
	73,030	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(464)
	1,223,595	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,275
	1,023,873	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	325
	2,052,294	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	652
	177,074	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	19
	1,095,235	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,031)
	9,038,906	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(12,329)
	5,503,030	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	30,806
EUR	2,881,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	4,913
EUR	1,441,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	3,595
EUR	2,049,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	6,212
GBP	2,120,000	—	11/3/26	3.4531%	GBP Non-revised UK Retail Price Index	(24,193)
Citibank, N.A.
	$561,607	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(766)
	1,203,615	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,642)
	112,418	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(153)
Credit Suisse International
	481,446	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(657)
	372,364	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,084
	717,701	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	376
	763,092	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	795
	845,900	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	881
	746,797	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	391
	277,901	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(88)
	237,300	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(63)
	625,189	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(68)
	209,121	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(23)
	382,392	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(42)
	2,726,949	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,568)
	704,844	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(664)
	697,711	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(401)
	1,342,965	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	427
Deutsche Bank AG
	372,364	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,084
Goldman Sachs International
	409,600	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,311)
	167,983	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,068)
	786,319	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	118
	786,319	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	118
	255,861	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,432
	96,116	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	538
	721,228	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(489)
	22,101	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(233)
	188,405	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,983)
	496,635	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,647)
	198,052	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,084)
	396,104	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,169)
	12,614	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(80)
	58,308	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19)
	180,597	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,011
	350,488	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,962
	216,669	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,213
	16,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	93
	44,404	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	249
	1,834,518	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	275
	1,598,046	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	240
	374,725	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(119)
	1,215,892	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,267
	1,694,905	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(449)
	1,339,281	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(355)
	619,580	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(164)
	699,478	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(659)
	779,449	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	85
	3,700,135	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,485)
	1,215,305	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	2,914
	3,485,663	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,107
EUR	10,371,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(20,852)
EUR	3,424,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(6,884)
EUR	2,881,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	16,195
EUR	2,881,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	12,677
EUR	2,882,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	21,148
EUR	1,717,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	26,095
GBP	1,060,000	—	11/10/26	3.56%	GBP Non-revised UK Retail Price Index	5,252
GBP	1,060,000	—	11/18/26	3.52%	GBP Non-revised UK Retail Price Index	(1,254)
JPMorgan Chase Bank N.A.
	$2,405,354	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(764)
	1,375,596	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(437)
	2,107,125	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(669)
	1,305,786	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(415)
	1,215,892	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,267
EUR	1,441,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	4,987
EUR	1,441,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	6,398
EUR	1,837,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	27,416
EUR	1,511,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	22,965
JPMorgan Securities LLC
	$1,705,200	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,338)
	260,179	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	28

Total		$—	$108,509

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,375	$64,000	5/11/63	300 bp	$770
	CMBX NA BBB- Index	BBB-/P	8,497	141,000	5/11/63	300 bp	556
	CMBX NA BBB- Index	BBB-/P	17,409	282,000	5/11/63	300 bp	1,528
	CMBX NA BBB- Index	BBB-/P	16,587	291,000	5/11/63	300 bp	199
	Credit Suisse International
	CMBX NA BB Index	—	(72,135)	514,000	1/17/47	(500 bp)	(4,170)
	CMBX NA BB Index	—	(47,639)	2,699,000	5/11/63	(500 bp)	307,085
	CMBX NA BB Index	—	(88,569)	541,000	1/17/47	(500 bp)	(17,034)
	CMBX NA BB Index	—	(1,359)	140,000	1/17/47	(500 bp)	17,153
	CMBX NA BBB- Index	BBB-/P	3,573	73,000	5/11/63	300 bp	(538)
	CMBX NA BBB- Index	BBB-/P	73,145	1,491,000	5/11/63	300 bp	(10,823)
	CMBX NA BBB- Index	BBB-/P	68,630	1,045,000	1/17/47	300 bp	9,779
	CMBX NA BBB- Index	BBB-/P	1,356,338	18,350,000	1/17/47	300 bp	322,927
	Goldman Sachs International
	CMBX NA BB Index	—	(125,419)	1,226,000	5/11/63	(500 bp)	35,712
	CMBX NA BB Index	—	(32,233)	213,000	1/17/47	(500 bp)	(4,068)
	CMBX NA BB Index	—	(8,913)	61,000	5/11/63	(500 bp)	(895)
	CMBX NA BB Index	—	(75,236)	445,000	1/17/47	(500 bp)	(16,395)
	CMBX NA BBB- Index	BBB-/P	13,442	271,000	5/11/63	300 bp	(1,820)
	CMBX NA BBB- Index	BBB-/P	13,211	271,000	5/11/63	300 bp	(2,051)
	CMBX NA BBB- Index	BBB-/P	14,449	277,000	5/11/63	300 bp	(1,151)
	CMBX NA BBB- Index	BBB-/P	37,011	765,000	5/11/63	300 bp	(6,071)
	CMBX NA BBB- Index	—	(14,964)	184,000	1/17/47	(300 bp)	(4,601)
	CMBX NA BBB- Index	BBB-/P	51,111	600,000	1/17/47	300 bp	17,321
	CMBX NA BBB- Index	BBB-/P	56,109	805,000	1/17/47	300 bp	10,774
	CMBX NA BBB- Index	BBB-/P	90,359	1,040,000	1/17/47	300 bp	31,790
	CMBX NA BBB- Index	BBB-/P	241,628	3,269,000	1/17/47	300 bp	57,529
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(83,798)	596,000	5/11/63	(500 bp)	(5,467)
	CMBX NA BB Index	—	(53,936)	372,000	5/11/63	(500 bp)	(5,045)
	CMBX NA BB Index	—	(37,251)	259,000	5/11/63	(500 bp)	(3,211)
	CMBX NA BB Index	—	(15,954)	120,000	5/11/63	(500 bp)	(183)
	CMBX NA BBB- Index	BBB-/P	56,090	1,014,000	5/11/63	300 bp	(1,015)
	CMBX NA BBB- Index	BBB-/P	90,887	1,159,000	5/11/63	300 bp	25,616
	CMBX NA BBB- Index	—	(118,261)	1,284,000	1/17/47	(300 bp)	(45,954)
	CMBX NA BBB- Index	—	(42,678)	513,000	1/17/47	(300 bp)	(13,787)
	CMBX NA BBB- Index	—	(18,115)	229,000	1/17/47	(300 bp)	(5,218)
	CMBX NA BBB- Index	BBB-/P	24,161	296,000	1/17/47	300 bp	7,491

	Total		$1,400,552	$696,733

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $267,367,889.
(b)	The aggregate identified cost on a tax basis is $376,244,510, resulting in gross unrealized appreciation and depreciation of $4,030,792 and $14,482,814, respectively, or net unrealized depreciation of $10,452,022.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	9,455,363	24,843,187	32,396,529	6,350	1,902,021
	Totals	$9,455,363	$24,843,187	$32,396,529	$6,350	$1,902,021
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $122,735,607 to cover certain derivative contracts, and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.8%
	Greece	2.3
	Russia	2.0
	Brazil	1.9
	Argentina	1.6
	Mexico	1.2
	Canada	1.1
	Indonesia	0.6
	Other	2.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $464,867 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,910,425 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,897,002 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$10,017
Energy	144,447	—	5,913
Utilities and power	152,210	12,766	—
Total common stocks	296,657	12,766	15,930
Convertible bonds and notes	—	114,718	—
Corporate bonds and notes	—	86,659,644	334
Foreign government and agency bonds and notes		20,170,749
Mortgage-backed securities	—	132,861,808	—
Purchased options outstanding	—	1,470,719	—
Purchased swap options outstanding	—	577,744	—
Senior loans	—	5,801,201	—
U.S. government and agency mortgage obligations	—	95,972,345	—
Warrants	7,063	3,526	—
Short-term investments	2,082,021	19,745,263	—

Totals by level	$2,385,741	$363,390,483	$16,264

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$618,104	$—
Written options outstanding	—	(2,004,784)	—
Written swap options outstanding	—	(904,917)	—
Forward premium swap option contracts	—	73,413	—
TBA sale commitments	—	(27,503,126)	—
Interest rate swap contracts	—	(2,418,865)	—
Total return swap contracts	—	108,509	—
Credit default contracts	—	(703,819)	—

Totals by level	$—	$(32,735,485)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,070,382	$1,774,201
Foreign exchange contracts	1,571,862	866,182
Equity contracts	10,589	—
Interest rate contracts	3,187,479	6,373,236

Total	$5,840,312	$9,013,619

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)				$91,800,000
Purchased currency option contracts (contract amount)				$4,000,000
Purchased swap option contracts (contract amount)				$1,241,000,000
Written TBA commitment option contracts (contract amount)				$107,500,000
Written currency option contracts (contract amount)				$4,000,000
Written swap option contracts (contract amount)				$279,000,000
Futures contracts (number of contracts)				30
Forward currency contracts (contract amount)				$201,300,000
OTC interest rate swap contracts (notional)				$4,800,000
Centrally cleared interest rate swap contracts (notional)				$556,700,000
OTC total return swap contracts (notional)				$117,600,000
OTC credit default contracts (notional)				$40,100,000
Warrants (number of warrants)				3,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
	Centrally cleared interest rate swap contracts§	—	—	7,044,970	—	—	—	—	—	—	—	—	—	—	—	7,044,970
	OTC Total return swap contracts*#	—	54,281	—	—	4,954	2,084	93,989	—	63,033	28	—	—	—	—	218,369
	OTC Credit default contracts*#	—	—	—	—	512,736	—	266,518	—	—	291,128	—	—	—	—	1,070,382
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	225,890	28,618	—	109,681	10,693	—	460,387	677	341,497	—	92,516	94,292	59,179	16,145	1,439,575
	Forward premium swap option contracts#	—	73,413	—	—	—	—	—	—	—	—	—	—	—	—	73,413
	Purchased swap options#	3,205	—	—	42,156	370	—	501,813	—	30,200	—	—	—	—	—	577,744
	Purchased options#	—	—	—	—	—	—	—	—	1,470,719	—	—	—	—	—	1,470,719

	Total Assets	$229,095	$156,312	$7,044,970	$151,837	$528,753	$2,084	$1,322,707	$677	$1,905,449	$291,156	$92,516	$94,292	$59,179	$16,145	$11,895,172

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	—	—	—	445,479	—	—	—	—	—	445,479
	Centrally cleared interest rate swap contracts§	—	—	7,550,884	—	—	—		—	—	—	—	—	—	—	7,550,884
	OTC Total return swap contracts*#	—	46,798	—	2,561	4,574	—	52,304	—	2,285	1,338	—	—	—	—	109,860
	OTC Credit default contracts*#	43,815	—	—	—	1,180,341	—	410,999	—	—	139,046	—	—	—	—	1,774,201
	Centrally cleared credit default contracts§	—	—	1,882	—	—	—	—	—	—	—	—	—	—	—	1,882
	Forward currency contracts#	130,764	126,507	—	78,829	24,887	—	45,080	21,732	209,432	—	100,049	56,903	13,009	14,279	821,471
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Written swap options#	1,479	—	—	98,612	863	—	405,727	—	398,236	—	—	—	—	—	904,917
	Written options#	—	—	—	—	—	—	—	—	2,004,784	—	—	—	—	—	2,004,784

	Total Liabilities	$176,058	$173,305	$7,552,766	$180,002	$1,210,665	$—	$914,110	$21,732	$3,060,216	$140,384	$100,049	$56,903	$13,009	$14,279	$13,613,478

	Total Financial and Derivative Net Assets	$53,037	$(16,993)	$(507,796)	$(28,165)	$(681,912)	$2,084	$408,597	$(21,055)	$(1,154,767)	$150,772	$(7,533)	$37,389	$46,170	$1,866	$(1,718,306)
	Total collateral received (pledged)##†	$—	$(16,993)	$—	$(28,165)	$(609,695)	$—	$408,597	$—	$(1,154,767)	$150,772	$—	$—	$—	$—
	Net amount	$53,037	$—	$(507,796)	$—	$(72,217)	$2,084	$—	$(21,055)	$—	$—	$(7,533)	$37,389	$46,170	$1,866

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017